Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Long-Term Debt
Long-term debt	$ 2,759,444
Long-term debt, including Comprehensive Financing Plan exit fee accrual and fair value of hedged debt	2,775,378	$ 2,951,120
Current portion	269,979	178,116
Long-term portion	2,505,399	2,773,004
Comprehensive Financing Plan exit fee accrued	15,501	11,862
Fair value hedged debt	433	1,006
Hyundai Samho Vendor Financing
Current portion		46,530
Long-term portion		17,837
Payment due by period ended
2016	269,546
2017	313,462
2018	2,115,416
2019	20,340
2020	20,340
2021	20,340
Total	2,759,444
Fixed principal repayments
Long-Term Debt
Long-term debt	629,542
Payment due by period ended
2016	183,173
2017	180,430
2018	204,919
2019	20,340
2020	20,340
2021	20,340
Total	629,542
Variable principal payments
Long-Term Debt
Long-term debt	296,453
Payment due by period ended
2016	86,373
2017	133,032
2018	77,048
Total	296,453
Final Payment due on December 31, 2018*[and other payments thereafter]
Long-Term Debt
Long-term debt	1,833,449
Payment due by period ended
2018	1,833,449
Total	1,833,449
Hyundai Samho vendor financing
Hyundai Samho Vendor Financing
Balance at the end of the period		64,367
Current portion		46,530
Long-term portion		17,837
RBS | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt	667,134	678,954
Current portion	24,327	12,657
Long-term portion	642,807	666,297
Payment due by period ended
Total	667,134	678,954
RBS | January 2011 Credit Facility
Long-Term Debt
Long-term debt	69,948	85,017
Current portion	30,990	15,326
Long-term portion	38,958	69,691
Payment due by period ended
Total	69,948	85,017
HSH Nordbank | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt	21,208	28,843
Current portion	9,006	7,633
Long-term portion	12,202	21,210
Payment due by period ended
Total	21,208	28,843
The Export-Import Bank of Korea (KEXIM) | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt	8,204	18,573
Current portion	8,204	10,369
Long-term portion		8,204
Payment due by period ended
Total	8,204	18,573
The Export-Import Bank of Korea & ABN Amro | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt	45,609	56,859
Current portion	11,250	11,250
Long-term portion	34,359	45,609
Payment due by period ended
Total	45,609	56,859
Deutsche Bank | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt	169,921	174,709
Current portion	5,338	4,786
Long-term portion	164,583	169,923
Payment due by period ended
Total	169,921	174,709
Canyon Capital Finance | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt	136,719	144,467
Current portion	11,425	8,228
Long-term portion	125,294	136,239
Payment due by period ended
Total	136,719	144,467
Aegean Baltic Bank HSH Nordbank Piraeus Bank | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt	627,818	628,513
Current portion	50
Long-term portion	627,768	628,513
Payment due by period ended
Total	627,818	628,513
Aegean Baltic Bank HSH Nordbank Piraeus Bank | January 2011 Credit Facility
Long-Term Debt
Long-term debt	69,562	94,812
Current portion	37,901	22,476
Long-term portion	31,661	72,336
Payment due by period ended
Total	69,562	94,812
Credit Suisse | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt	199,373	208,585
Current portion	11,978	9,328
Long-term portion	187,395	199,257
Payment due by period ended
Total	199,373	208,585
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management-National Bank of Greece-Sequoia | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt	228,999	239,896
Current portion	13,509	11,422
Long-term portion	215,490	228,474
Payment due by period ended
Total	228,999	239,896
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management-National Bank of Greece-Sequoia | January 2011 Credit Facility
Long-Term Debt
Long-term debt	20,582	26,444
Current portion	14,244	6,371
Long-term portion	6,338	20,073
Payment due by period ended
Total	20,582	26,444
Commerzbank-Credit Suisse-Golden Tree | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt	258,089	274,984
Current portion	20,139	17,327
Long-term portion	237,950	257,657
Payment due by period ended
Total	258,089	274,984
Sinosure CEXIM-Citi-ABN Amro Credit Facility | Previously Existing Credit Facilities
Long-Term Debt
Long-term debt	122,040	142,380
Current portion	20,340	20,340
Long-term portion	101,700	122,040
Payment due by period ended
Total	122,040	142,380
Club Facility | January 2011 Credit Facility
Long-Term Debt
Long-term debt	50,404	65,457
Current portion	32,665	14,773
Long-term portion	17,739	50,684
Payment due by period ended
Total	50,404	65,457
Citibank and Eurobank | January 2011 Credit Facility
Long-Term Debt
Long-term debt	63,834	69,759
Current portion	18,180	5,830
Long-term portion	45,654	63,929
Payment due by period ended
Total	$ 63,834	$ 69,759